Commitments and Contingencies (Details 2)	Sep. 30, 2012	Dec. 31, 2011
Zhiguo Wang [Member]
Company's dilutive shares upon issuance of options
Number of Shares Subject to Option	20,103,475	20,103,475
Guifang Qi [Member]
Company's dilutive shares upon issuance of options
Number of Shares Subject to Option		2,488,737
Xingming Han [Member]
Company's dilutive shares upon issuance of options
Number of Shares Subject to Option	213,300	213,300